Warrants (Details) - Schedule of warrants on common stock outstanding - $ / shares		9 Months Ended		12 Months Ended
		Mar. 31, 2023		Jun. 30, 2022
Warrants (Details) - Schedule of warrants on common stock outstanding [Line Items]
Exercise Price		$ 6.53		$ 6.53
Number of Shares		18,815,453		4,713,303
Common [Member]
Warrants (Details) - Schedule of warrants on common stock outstanding [Line Items]
Expiration date	[1]
Exercise Price		$ 7.8		$ 7.8
Number of Shares		12,811		12,811
Term (years)		7 years		7 years
Classification		Equity		Equity
Common 1 [Member]
Warrants (Details) - Schedule of warrants on common stock outstanding [Line Items]
Expiration date	[1]
Exercise Price		$ 7.8		$ 7.8
Number of Shares		41,636		41,636
Term (years)		7 years		7 years
Classification		Equity		Equity
Common 2 [Member]
Warrants (Details) - Schedule of warrants on common stock outstanding [Line Items]
Expiration date	[1]
Exercise Price		$ 7.8		$ 7.8
Number of Shares		16,654		16,654
Term (years)		7 years		7 years
Classification		Equity		Equity
Common 3 [Member]
Warrants (Details) - Schedule of warrants on common stock outstanding [Line Items]
Expiration date		March 2026		March 2026
Exercise Price		$ 9.25		$ 9.25
Number of Shares		84,461		84,461
Term (years)		6 years 6 months		10 years
Classification		Liability		Liability
Common 4 [Member]
Warrants (Details) - Schedule of warrants on common stock outstanding [Line Items]
Expiration date		June 2028		October 2027
Exercise Price		$ 0.01		$ 0.37
Number of Shares		404,961	[2]	141,970
Term (years)		6 years 8 months 12 days		10 years
Classification		Equity		Equity
Common 5 [Member]
Warrants (Details) - Schedule of warrants on common stock outstanding [Line Items]
Expiration date			[3]		[4]
Exercise Price		$ 0.37		$ 0.01
Number of Shares		178,395		2,575,190
Term (years)		10 years			[4]
Classification		Equity		Liability
Common 6 [Member]
Warrants (Details) - Schedule of warrants on common stock outstanding [Line Items]
Expiration date		March 2026		June 2028
Exercise Price		$ 0.37		$ 0.01
Number of Shares		57,952		404,961	[2]
Term (years)		10 years		6 years 8 months 12 days
Classification		Liability		Equity
Common 7 [Member]
Warrants (Details) - Schedule of warrants on common stock outstanding [Line Items]
Expiration date		July 2027		March 2026
Exercise Price		$ 9.25		$ 0.37
Number of Shares		86,532		178,395
Term (years)		6 years		10 years
Classification		Liability		Equity
Common 8 [Member]
Warrants (Details) - Schedule of warrants on common stock outstanding [Line Items]
Expiration date		July 2027		March 2026
Exercise Price		$ 0.37		$ 0.37
Number of Shares		402,679		57,952
Term (years)		6 years		10 years
Classification		Equity		Liability
Common 9 [Member]
Warrants (Details) - Schedule of warrants on common stock outstanding [Line Items]
Expiration date			[5]	July 2027
Exercise Price		$ 8.16		$ 9.25
Number of Shares		182,158		86,532
Term (years)			[5]	10 years
Classification		Equity		Liability
Common 10 [Member]
Warrants (Details) - Schedule of warrants on common stock outstanding [Line Items]
Expiration date		January 2031		July 2027
Exercise Price		$ 8.16		$ 7.8
Number of Shares		27,577		402,679
Term (years)		10 years		10 years
Classification		Liability		Liability
Common 11 [Member]
Warrants (Details) - Schedule of warrants on common stock outstanding [Line Items]
Expiration date			[6]		[5]
Exercise Price		$ 6.53		$ 8.16
Number of Shares		294,725	[6]	182,158
Term (years)		10 years	[6]		[5]
Classification		Equity		Equity
Common 12 [Member]
Warrants (Details) - Schedule of warrants on common stock outstanding [Line Items]
Expiration date		March 2032		January 2031
Exercise Price		$ 8.16		$ 8.16
Number of Shares		374,912		27,577
Term (years)		10 years		10 years
Classification		Liability		Liability
Common 13 [Member]
Warrants (Details) - Schedule of warrants on common stock outstanding [Line Items]
Expiration date		September 2027		March 2031
Exercise Price		$ 11.5		$ 6.53
Number of Shares		1,500,000		294,725	[6]
Term (years)		5 years		10 years
Classification		Equity		Liability
Common 14 [Member]
Warrants (Details) - Schedule of warrants on common stock outstanding [Line Items]
Expiration date		September 2027		March 2032
Exercise Price		$ 8.21		$ 8.16
Number of Shares		8,625,000		205,602
Term (years)		5 years		10 years
Classification		Equity		Liability
Common 15 [Member]
Warrants (Details) - Schedule of warrants on common stock outstanding [Line Items]
Expiration date		September 2027
Exercise Price		$ 11.5
Number of Shares		6,125,000
Term (years)		5 years
Classification		Liability
Common 16 [Member]
Warrants (Details) - Schedule of warrants on common stock outstanding [Line Items]
Expiration date		March 2028
Exercise Price		$ 0.01
Number of Shares		400,000
Term (years)		5 years
Classification		Liability

[1]	Warrants expire 5 years from the effective date of a registration statement for an initial public offering should one occur.
[2]	Warrants were issued in October 2021 and are exercisable contingent on rollouts of the Company’s products and services to the warrant holder. Number of shares represents the maximum number of shares to be issued to the warrant holder of 404,961, of which 144,377 and 321,943 remained contingent as of March 31, 2023 and June 30, 2022, respectively. Expense related to the cost of these warrants being recognized as a reduction to revenue in the Company’s condensed consolidated statements of operations and comprehensive income (loss).
[3]	Warrants will expire at the earliest of 10 years from the issuance date of March 11, 2016, a consummation of an acquisition or one year after the effective date of a registration statement for an initial public offering.
[4]	Warrants are exercisable after the conversion of the related convertible notes and will expire, if not exercised, at the earliest of a public liquidity event, the effective date of a registration statement for an initial public offering and 5 years from the issuance date. Warrants are exercisable for a variable number of shares dependent on the fully diluted capitalization and are estimated at each reporting date. The warrants were converted into Common Stock on September 21, 2022 in conjunction with the Merger.
[5]	Warrants will expire at the earliest of a consummation of an acquisition or one year after the effective date of a registration statement for an initial public offering.
[6]	Warrant has the option of being converted into a variable number of shares based on the class of shares that the warrant is exercised at the discretion of the warrant holder. The Company notes the most likely conversion is to Common Stock and have calculated the number of shares as the quotient of the aggregate warrant coverage dollar amount value of $1.9 million over the exercise price of $6.53 per share as of March 31, 2023 and June 30, 2022. Warrant will also expire at the earliest of 10 years from the issuance date of March 5, 2021 or a consummation of an acquisition in which the sole consideration is cash or marketable securities.